Intangible Assets and Other Assets, Other Assets (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Components of Other Assets [Line Items]
Corporate/bank-owned life insurance	$ 19,751	$ 19,705
Accounts receivable	19,608	30,541
Operating lease assets (lessor)	5,286	5,558
Operating lease ROU assets (lessee)	3,850	3,412
Other	18,472	12,839
Other assets	73,302	78,815
AFS and HTM debt securities [Member]
Components of Other Assets [Line Items]
Interest receivable	1,544	1,616
Loans [Member]
Components of Other Assets [Line Items]
Interest receivable	3,420	3,933
Trading and other [Member]
Components of Other Assets [Line Items]
Interest receivable	$ 1,371	$ 1,211